Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
Capital
CET1 capital	$ 95,654	$ 88,936
Tier 1 capital	107,155	97,952
Total capital	119,848	110,487
Risk-weighted assets (RWA) used in calculation of capital ratios
Credit risk	589,582	548,809
Market risk	37,936	33,930
Operational risk	95,637	89,543
Total RWA	$ 723,155	$ 672,282
Capital ratios and Leverage ratio
CET1 ratio	13.20%	13.20%
Tier 1 capital ratio	14.80%	14.60%
Total capital ratio	16.60%	16.40%
Leverage ratio	4.50%	4.20%
Leverage ratio exposure	$ 2,404,301	$ 2,344,228
TLAC available and ratios
TLAC available	$ 223,343	$ 196,659
TLAC ratio	30.90%	29.30%
TLAC leverage ratio	9.30%	8.40%